Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Transition: Self-Management
Prior to our transition to a self-managed company, we were externally advised pursuant to an advisory agreement with our former advisor that expired in September 2009. On October 18, 2010, we and our former advisor and certain of its affiliates entered into a redemption, termination and release agreement, or the Redemption Agreement. Pursuant to the Redemption Agreement, we purchased the limited partner interest, including all rights with respect to a subordinated distribution upon the occurrence of specified liquidity events and other rights held by our former advisor, for $8.0 million, of which $7.3 million is reflected in our consolidated statement of operations for the year ended December 31, 2010. In addition, pursuant to the Redemption Agreement the parties resolved all monetary claims and other matters between them, and entered into certain mutual and other releases of the parties. We believe that the execution of the Redemption Agreement represented the final stage of our successful separation from our former advisor.
Liquidity Stage
Disposition Fee
We paid no disposition fees to our former advisor under the terms of the Advisory Agreement. In addition, we have no obligation to pay any disposition fees to our former advisor in the future.
Subordinated Participation Interest
Pursuant to the terms of the partnership agreement for our operating partnership, as amended on November 14, 2008, our former advisor had the right to receive a subordinated distribution upon the occurrence of certain liquidity events based on the value of our assets owned at the time the Advisory Agreement was terminated plus any assets acquired after such termination for which our former advisor received an acquisition fee. On October 18, 2010, this right was purchased along with our former advisor’s units pursuant to the Redemption Agreement as discussed above. As a result, our former advisor no longer has the right to receive any subordinated distributions.